GSS-Q1

Quarterly Report
March 31, 2026
MFS®  Government
Securities Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 96.8%
Asset-Backed & Securitized – 7.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.99%, 11/15/2054 (i)	$3,501,776	$116,630
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.294% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	328,746	328,663
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.321% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,405,000	1,405,249
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	55,877	56,164
ARI Fleet Lease Trust, 2025-A, “A2”, 4.38%, 1/17/2034 (n)	220,190	220,472
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.297% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	800,000	797,958
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.194%, 7/15/2054 (i)	3,255,866	150,990
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.55%, 2/15/2054 (i)	2,251,809	132,064
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.48%, 12/15/2055 (i)	3,393,197	109,083
BDS 2024-FL13 Ltd., “A”, FLR, 5.252% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	220,000	220,125
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.254%, 2/15/2054 (i)	7,484,744	321,970
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.128%, 3/15/2054 (i)	4,203,923	157,027
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)	6,265,211	188,101
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	5,604,704	248,212
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.236%, 8/15/2054 (i)	6,418,952	301,419
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.009%, 9/15/2054 (i)	7,263,390	241,331
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	119,737	121,312
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.092% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	1,344,000	1,337,874
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 4.772% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	174,688	174,864
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.815%, 12/15/2072 (i)(n)	3,926,216	105,208
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	5,630,586	270,553
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.756%, 4/15/2054 (i)	3,112,567	83,537
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	187,919	188,444
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	213,086	215,028
Exeter Automobile Receivables Trust, 2026-2A, “A2”, 4.31%, 11/15/2028	847,000	847,252
GLS Auto Select Receivables Trust, 2026-1A, “A2”, 4.04%, 11/15/2028 (n)	430,000	429,598
JP Morgan Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	209,543	207,311
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.536% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	284,358	284,032
MF1 2021-FL7 Ltd., “A”, FLR, 4.874% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	222,306	222,267
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.783%, 12/15/2051 (i)	5,395,452	97,210
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)	2,805,766	116,903
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.144%, 6/15/2054 (i)	3,149,735	113,064
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.06%, 10/15/2054 (i)	12,850,656	460,643
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	233,752	231,555
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	188,097	187,527
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	318,492	319,359
Morgan Stanley Residential Mortgage Loan Trust, 2026-INV1, “A9”, FLR, 4.811% (SOFR - 1mo. + 1.15%), 2/25/2061 (n)	355,340	355,280
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	664,162	657,444
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	1,318,668	1,306,189
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	55,174	55,365
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	263,761	264,669
Palmer Square Loan Funding 2024-3A Ltd., “A2R”, FLR, 4.81% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	250,000	249,717
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.072% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	1,125,000	1,122,023
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	177,000	178,432
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.011% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	315,197	316,557
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.861% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	244,426	243,976
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.812% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	1,314,465	1,312,683
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	298,029	298,208
RCKT Trust, 2025-1A,“A”, 4.9%, 7/25/2034 (n)	101,844	102,056
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	439,000	438,791
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.217% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	880,478	874,830
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	112,944	113,141
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.928%, 1/15/2052 (i)(n)	3,023,269	59,569
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.491%, 8/15/2054 (i)	1,274,973	72,821
		$19,030,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$537,211
Mortgage-Backed – 56.0%
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	$1,297,821	$1,215,285
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	148,109	154,224
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	473,522	437,298
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	129,607	8,634
Fannie Mae, 3%, 2/25/2033 (i)	168,363	10,891
Fannie Mae, 5.5%, 10/01/2033 - 5/01/2054	1,952,150	2,005,559
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	1,326,487	1,338,190
Fannie Mae, 4.5%, 3/01/2034 - 11/25/2042	1,306,593	1,294,844
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	196,663	204,624
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	2,349,788	2,221,200
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	5,016,567	4,838,779
Fannie Mae, 4.126%, 3/25/2041	32,582	32,473
Fannie Mae, 4.276%, 7/25/2041	35,570	35,363
Fannie Mae, 2.75%, 9/25/2042	140,370	135,813
Fannie Mae, 0.000%, 10/25/2043	256,171	193,098
Fannie Mae, 2%, 8/25/2044 - 4/25/2046	309,366	288,548
Fannie Mae, 4.076%, 12/25/2045	69,545	68,773
Fannie Mae, 2.223%, 9/25/2046 (i)	204,373	21,830
Fannie Mae, 4.226%, 11/25/2046	731,949	725,940
Fannie Mae, 2%, 9/25/2050 (i)	335,445	44,738
Fannie Mae, 4%, 9/25/2050 (i)	377,110	72,553
Fannie Mae, 2.5%, 2/25/2051 (i)	236,405	33,231
Fannie Mae, 5.111%, 11/25/2053	501,215	510,067
Fannie Mae, 5.561%, 11/25/2053	494,770	507,711
Fannie Mae, 5.661%, 11/25/2053	1,066,872	1,097,258
Fannie Mae, 4.561%, 12/25/2053	217,345	218,269
Fannie Mae, 6.661%, 7/25/2054	367,822	380,653
Fannie Mae, 4.811%, 10/25/2054	396,782	398,295
Fannie Mae, 4.611%, 11/25/2054	840,323	841,866
Fannie Mae, 4.661%, 12/25/2054	1,130,908	1,137,025
Fannie Mae, 5.061%, 12/25/2054	464,848	468,405
Fannie Mae, 6.101%, 3/25/2055	524,859	529,927
Fannie Mae, UMBS, 5%, 6/01/2038 - 10/01/2053	1,326,049	1,315,682
Fannie Mae, UMBS, 1.5%, 2/01/2042	54,122	46,181
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	3,689,863	3,056,072
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 5/01/2053	14,832,658	12,685,948
Fannie Mae, UMBS, 3%, 5/01/2051 - 5/01/2052	2,654,385	2,355,346
Fannie Mae, UMBS, 4%, 8/01/2051	383,932	367,645
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 9/01/2052	476,742	462,385
Fannie Mae, UMBS, 6%, 6/01/2053 - 10/01/2054	3,765,207	3,847,371
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 7/01/2054	477,565	493,776
Fannie Mae, UMBS, 5.5%, 9/01/2054	946,845	951,862
Freddie Mac, 2.57%, 7/25/2026	3,482,360	3,466,005
Freddie Mac, 3.12%, 9/25/2026	1,497,730	1,489,411
Freddie Mac, 2.525%, 10/25/2026	291,560	289,360
Freddie Mac, 3.413%, 12/25/2026	2,272,793	2,260,331
Freddie Mac, 1.373%, 3/25/2027 (i)	1,030,000	11,507
Freddie Mac, 3.243%, 4/25/2027	1,379,961	1,368,791
Freddie Mac, 3.117%, 6/25/2027	2,845,371	2,816,664
Freddie Mac, 0.561%, 7/25/2027 (i)	27,686,007	153,835
Freddie Mac, 0.403%, 8/25/2027 (i)	22,479,100	112,512
Freddie Mac, 3.286%, 11/25/2027	958,543	946,831
Freddie Mac, 0.357%, 12/25/2027 (i)	178,236	1,012
Freddie Mac, 1.603%, 12/25/2027	1,144,298	1,100,091
Freddie Mac, 0.295%, 1/25/2028 (i)	38,104,708	183,669
Freddie Mac, 0.301%, 1/25/2028 (i)	15,970,432	77,859

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.128%, 2/25/2028 (i)	$46,050,662	$118,576
Freddie Mac, 0.109%, 4/25/2028 (i)	29,680,432	77,674
Freddie Mac, 3.9%, 4/25/2028	255,290	253,990
Freddie Mac, 0.415%, 5/25/2029 (i)	5,878,885	73,007
Freddie Mac, 0.437%, 7/25/2029 (i)	4,437,394	112,041
Freddie Mac, 1.081%, 7/25/2029 (i)	4,259,450	132,690
Freddie Mac, 1.135%, 8/25/2029 (i)	7,440,845	250,566
Freddie Mac, 0.593%, 1/25/2030 (i)	2,604,193	52,047
Freddie Mac, 1.314%, 1/25/2030 (i)	3,581,583	156,247
Freddie Mac, 1.797%, 4/25/2030 (i)	1,602,831	104,453
Freddie Mac, 1.839%, 4/25/2030 (i)	4,034,514	268,020
Freddie Mac, 1.666%, 5/25/2030 (i)	2,174,913	138,369
Freddie Mac, 1.799%, 5/25/2030 (i)	4,905,689	329,054
Freddie Mac, 1.109%, 6/25/2030 (i)	2,704,756	107,285
Freddie Mac, 1.341%, 6/25/2030 (i)	1,983,331	100,140
Freddie Mac, 1.597%, 8/25/2030 (i)	1,814,781	112,097
Freddie Mac, 1.168%, 9/25/2030 (i)	1,149,690	53,663
Freddie Mac, 1.08%, 11/25/2030 (i)	2,249,951	100,678
Freddie Mac, 0.318%, 1/25/2031 (i)	8,622,444	101,177
Freddie Mac, 0.779%, 1/25/2031 (i)	3,359,280	116,545
Freddie Mac, 0.935%, 1/25/2031 (i)	2,545,825	100,667
Freddie Mac, 0.355%, 2/25/2031 (i)	2,806,836	54,037
Freddie Mac, 0.508%, 3/25/2031 (i)	6,857,212	141,154
Freddie Mac, 0.732%, 3/25/2031 (i)	2,967,667	99,243
Freddie Mac, 1.213%, 5/25/2031 (i)	1,210,235	65,914
Freddie Mac, 0.937%, 7/25/2031 (i)	1,944,368	88,040
Freddie Mac, 1.214%, 7/25/2031 (i)	3,452,631	199,919
Freddie Mac, 0.505%, 8/25/2031 (i)	2,453,766	56,737
Freddie Mac, 0.536%, 9/25/2031 (i)	8,016,720	208,747
Freddie Mac, 0.854%, 9/25/2031 (i)	7,432,958	303,244
Freddie Mac, 0.349%, 11/25/2031 (i)	11,978,818	211,361
Freddie Mac, 0.496%, 12/25/2031 (i)	11,887,771	288,151
Freddie Mac, 0.566%, 12/25/2031 (i)	1,981,491	53,537
Freddie Mac, 0.321%, 6/25/2032 (i)	15,889,873	296,812
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	90,179	93,763
Freddie Mac, 4.136%, 10/15/2032	21,210	21,197
Freddie Mac, 0.154%, 11/25/2032 (i)	10,140,098	121,381
Freddie Mac, 0.266%, 5/25/2033 (i)	2,500,000	49,564
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	6,382,153	6,053,517
Freddie Mac, 0.129%, 8/25/2033 (i)	10,770,884	125,450
Freddie Mac, 0.177%, 10/25/2033 (i)	10,455,272	162,874
Freddie Mac, 5%, 5/01/2034 - 3/01/2055	1,205,877	1,207,313
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	733,919	757,968
Freddie Mac, 0.905%, 9/25/2034 (i)	1,372,219	92,684
Freddie Mac, 0.055%, 1/25/2035 (i)	16,586,619	145,652
Freddie Mac, 0.246%, 1/25/2035 (i)	6,578,625	145,049
Freddie Mac, 3.986%, 4/15/2035	12,422	12,349
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	481,797	496,866
Freddie Mac, 0.045%, 12/25/2035 (i)	15,126,223	134,401
Freddie Mac, 5.5%, 2/15/2036 (i)	49,649	7,515
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	538,633	521,718
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	3,805,398	3,491,600
Freddie Mac, 4.486%, 5/15/2039	23,182	23,227
Freddie Mac, 4.5%, 7/01/2040 - 7/01/2055	948,286	928,916
Freddie Mac, 4.5%, 12/15/2040 (i)	6,871	632
Freddie Mac, 1.75%, 8/15/2041	113,948	108,543
Freddie Mac, 4.186%, 8/15/2046	35,512	35,152
Freddie Mac, 2.5%, 11/25/2050 - 3/25/2051 (i)	1,160,603	190,510
Freddie Mac, 3%, 10/25/2052 (i)	233,696	37,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.111%, 10/25/2053	$54,899	$55,868
Freddie Mac, 5.892%, 12/25/2053	370,606	371,395
Freddie Mac, 4.761%, 1/25/2054 - 9/25/2054	1,304,953	1,312,617
Freddie Mac, 4.961%, 1/25/2054 - 12/25/2054	1,098,736	1,108,529
Freddie Mac, 5.161%, 12/25/2054	1,621,126	1,636,537
Freddie Mac, 6.111%, 1/25/2055	295,411	297,546
Freddie Mac, 7.611%, 9/25/2055	126,482	131,076
Freddie Mac, 2.313%, 8/15/2057 (i)	408,644	53,916
Freddie Mac, 3.25%, 11/25/2061	618,628	577,079
Freddie Mac, UMBS, 6.5%, 8/01/2032 - 11/01/2054	324,591	338,152
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	7,241,165	5,912,747
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	237,532	220,817
Freddie Mac, UMBS, 3%, 3/01/2051 - 9/01/2053	2,982,030	2,628,599
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	1,911,990	1,629,667
Freddie Mac, UMBS, 1.5%, 10/01/2051	423,616	327,396
Freddie Mac, UMBS, 4%, 5/01/2052	568,397	541,658
Freddie Mac, UMBS, 5%, 3/01/2053 - 8/01/2053	96,768	95,803
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 5/01/2053	278,003	283,301
Freddie Mac, UMBS, 6%, 3/01/2054	163,164	166,720
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	745,671	95,118
Ginnie Mae, 5.5%, 7/15/2033 - 2/20/2053	1,699,722	1,727,227
Ginnie Mae, 5.648%, 8/20/2034	106,830	108,515
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	412,797	401,045
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2052	2,783,911	2,735,901
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	176,181	24,342
Ginnie Mae, 1.61%, 5/20/2041 (i)	349,620	29,817
Ginnie Mae, 3.889%, 9/20/2041	857,023	844,099
Ginnie Mae, 2.363%, 11/16/2041	222,315	8,072
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	1,559,398	1,473,988
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	3,611,570	3,110,458
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	3,525,378	3,174,194
Ginnie Mae, 2.36%, 4/20/2047 (i)	61,584	7,298
Ginnie Mae, 2.5%, 2/20/2051 (i)	355,696	48,533
Ginnie Mae, 2%, 3/20/2052	151,052	124,855
Ginnie Mae, 5%, 1/20/2053 - 4/20/2053	1,072,140	1,067,904
Ginnie Mae, 5.072%, 9/20/2053	1,386,376	1,401,977
Ginnie Mae, 4.972%, 10/20/2053	1,252,040	1,263,531
Ginnie Mae, 5.022%, 10/20/2053	1,298,827	1,312,203
Ginnie Mae, 4.772%, 11/20/2053 - 2/20/2054	2,269,920	2,285,754
Ginnie Mae, 4.872%, 12/20/2053	1,308,388	1,317,648
Ginnie Mae, 4.722%, 2/20/2054 - 10/20/2054	1,793,790	1,800,285
Ginnie Mae, 4.622%, 3/20/2054	1,227,324	1,230,023
Ginnie Mae, 4.923%, 4/20/2055	422,309	424,672
Ginnie Mae, 7.622%, 5/20/2055	288,102	295,033
Ginnie Mae, 6.065%, 6/20/2055	528,434	530,638
Ginnie Mae, 6.14%, 6/20/2055	300,863	293,693
Ginnie Mae, 1.677%, 7/20/2055 (i)	964,338	42,841
Ginnie Mae, 6%, 11/20/2055	339,235	348,484
Ginnie Mae, 4.402%, 2/20/2056	891,047	889,518
Ginnie Mae, 2.127%, 12/20/2062 (i)	465,235	21,314
Ginnie Mae, 4.822%, 3/20/2064	131,091	131,843
Ginnie Mae, 4.463%, 7/20/2064	66,120	66,223
Ginnie Mae, 4.672%, 12/20/2064	1,067,926	1,071,166
Ginnie Mae, 4.472%, 8/20/2065 - 2/20/2066	3,145,117	3,142,885
Ginnie Mae, 4.522%, 9/20/2065	1,271,148	1,274,766
Ginnie Mae, 2.182%, 3/20/2066 (i)	159,097	4,893
Ginnie Mae, 4.533%, 10/20/2066	99,021	99,277
Ginnie Mae, 4.553%, 10/20/2066	264,422	265,194
Ginnie Mae, 4.54%, 1/20/2067	256,949	258,748

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.391%, 2/20/2067	$174,551	$175,501
Ginnie Mae, 4.505%, 3/20/2067	418,992	421,383
Ginnie Mae, 4.122%, 5/20/2067	1,260,394	1,258,976
Ginnie Mae, 5.28%, 7/20/2067	501,153	506,417
Ginnie Mae, 4.233%, 11/20/2067	158,932	158,776
Ginnie Mae, 4.991%, 4/20/2068	831,147	836,481
Ginnie Mae, 4.283%, 11/20/2068 - 3/20/2070	715,061	714,796
Ginnie Mae, 4.072%, 12/20/2071	290,742	289,812
Ginnie Mae, 4.322%, 8/20/2074	594,664	595,732
Ginnie Mae, 3.672%, 11/20/2074	347,962	345,139
Ginnie Mae, 2026-H44, “FA” , 4.159%, 3/20/2036	1,529,425	1,528,648
Ginnie Mae, TBA, 4%, 4/21/2056	400,000	374,631
UMBS, TBA, 2%, 4/13/2056	2,325,000	1,872,170
UMBS, TBA, 3%, 4/13/2056	400,000	351,272
UMBS, TBA, 1.5%, 4/25/2056	25,000	19,287
		$143,115,269
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 2.21%, 2/01/2033	$160,022	$149,971
Small Business Administration, 2.22%, 3/01/2033	269,890	252,182
Small Business Administration, 3.15%, 7/01/2033	248,998	239,079
Small Business Administration, 3.16%, 8/01/2033	150,393	144,287
Small Business Administration, 3.62%, 9/01/2033	77,646	75,852
		$861,371
U.S. Treasury Obligations – 32.9%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$326,000	$337,181
U.S. Treasury Bonds, 4.5%, 8/15/2039	512,500	507,615
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	6,546,790
U.S. Treasury Bonds, 2.875%, 5/15/2043 (f)	10,437,500	8,016,082
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	14,059,000	9,859,423
U.S. Treasury Notes, 3.5%, 9/30/2027	5,845,400	5,816,858
U.S. Treasury Notes, 3.375%, 11/30/2027	5,576,000	5,534,833
U.S. Treasury Notes, 3.5%, 1/31/2028	10,456,000	10,396,368
U.S. Treasury Notes, 3.625%, 3/31/2028	9,593,000	9,558,150
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,477,297
U.S. Treasury Notes, 4.125%, 8/31/2030	5,164,000	5,203,739
U.S. Treasury Notes, 1.125%, 10/15/2030	5,954,690	5,901,244
U.S. Treasury Notes, 4.625%, 4/30/2031	2,444,000	2,516,556
U.S. Treasury Notes, 1.625%, 5/15/2031	6,239,000	5,564,164
U.S. Treasury Notes, 1.375%, 11/15/2031	2,119,500	1,838,004
U.S. Treasury Notes, 4.25%, 8/15/2035	2,974,000	2,962,848
		$84,037,152
Total Bonds		$247,581,753
Mutual Funds (h) – 4.7%
Money Market Funds – 4.7%
MFS Institutional Money Market Portfolio, 3.71% (v)	11,912,775	$11,912,775

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
U.S. Treasury Obligations – 0.0%
1 Year Interest Rate Swap with Fund to pay 3.085% annually and receive 1-day SOFR annually – 8/30/2027 @ 3.085%	Put	Merill Lynch International	$6,700,000	N/A	$44,870
1 Year Interest Rate Swap with Fund to receive 3.085% annually and pay 1-day SOFR annually – 8/30/2027 @ 3.085%	Call	Merill Lynch International	6,700,000	N/A	20,274
Total Purchased Options					$65,144

Other Assets, Less Liabilities – (1.5)%	(3,821,039)
Net Assets – 100.0%	$255,738,633

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,912,775 and
$247,646,897, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,563,149, representing 5.7% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 3/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	121	$13,436,672	June – 2026	$(213,002)
U.S. Treasury Note 2 yr	Long	USD	333	69,079,289	June – 2026	(376,176)
U.S. Treasury Note 5 yr	Long	USD	263	28,451,258	June – 2026	(314,530)
U.S. Treasury Ultra Bond 30 yr	Long	USD	62	7,226,875	June – 2026	(108)
U.S. Treasury Ultra Note 10 yr	Long	USD	40	4,540,625	June – 2026	(79,521)
						$(983,337)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/03/27	USD	13,453,000	centrally cleared	1-day SOFR / Annually	3.389% / Annually	$80,856	$—	$80,856
11/05/27	USD	13,351,000	centrally cleared	1-day SOFR / Annually	3.387% / Annually	80,217	—	80,217

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Interest Rate Swaps − continued
11/26/27	USD	13,345,000	centrally cleared	1-day SOFR / Annually	3.2845% / Annually	$103,053	$—	$103,053
1/09/29	USD	13,300,000	centrally cleared	1-day SOFR / Annually	3.35% / Annually	94,478	—	94,478
1/14/31	USD	7,992,000	centrally cleared	1-day SOFR / Annually	3.5105% / Annually	41,402	—	41,402
3/19/31	USD	14,750,000	centrally cleared	3.638% / Annually	1-day SOFR / Annually	6,637	—	6,637
						$406,643	$—	$406,643
At March 31, 2026, the fund had liquid securities collateral with an aggregate value of $2,507,153 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of
60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$84,898,523	$—	$84,898,523
U.S. Corporate Bonds	—	537,211	—	537,211
Residential Mortgage-Backed Securities	—	148,984,533	—	148,984,533
Commercial Mortgage-Backed Securities	—	6,713,055	—	6,713,055
Asset-Backed Securities (including CDOs)	—	6,448,431	—	6,448,431
Purchased Options	—	65,144	—	65,144
Investment Companies	11,912,775	—	—	11,912,775
Total	$11,912,775	$247,646,897	$—	$259,559,672
Other Financial Instruments
Futures Contracts – Liabilities	$(983,337)	$—	$—	$(983,337)
Swap Agreements – Assets	—	406,643	—	406,643
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,691,714	$43,723,069	$70,496,076	$(3,800)	$(2,132)	$11,912,775

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$238,670	$—